Derivative Liabilities (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 17, 2023 USD ($)	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($)	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) shares	Jan. 31, 2022 USD ($)	Oct. 31, 2021 shares
Derivative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.13		$ 0.13		$ 20
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price | $ / shares						$ 1
Amortization of debt discount				$ 66,048	$ 112,505	$ 197,477	$ 229,698
Reclassification due to conversion of convertible notes					88,207
Gain on derivative liabilities		$ 1,642,566	$ 11,337	$ 2,493,598	74,439	$ (2,386,907)	$ 609,622	$ 226,278
Common stock, shares issued | shares		50,069,244		50,069,244		49,813,861	18,671,159		10,888,894
Common stock, shares outstanding | shares		50,069,244		50,069,244		49,813,861	18,671,159		10,888,894
Common stock shares growth monthly percentage		2.68%		2.68%
Proceeds from sale of common stock	$ 20,000			$ 500,000
Common stock, discount percentage		25.00%		25.00%
Derivative Liability [Member]
Derivative [Line Items]
[custom:ClassOfWarrantOrRightExercisePriceOfWarrantsOrRightsDescription]						The shares issued and outstanding is based on the initial 10,888,894 shares as of 10/31/21 to 49,813,861 shares as of 1/31/24 and a 3.04% growth monthly at 1/31/24 and future financing events raising $500,000 annually through the sale of common stock at a 25% discount.
Derivative loss				$ 0	0	$ 0	$ 0
Amortization of debt discount				67,352	71,497	146,368	192,482
Interest expense				46,362	84,936	198,453	229,698
Unamortized debt discount		$ 20,990	0	20,990	0	0	13,439
Reclassification due to conversion of convertible notes						156,309	144,464
Gain on derivative liability						2,386,907
Reclassification of derivative liability to equity							734,294
Derivative Liability [Member] | Warrant [Member]
Derivative [Line Items]
Derivative liabilities							734,294
Derivative Liability [Member] | Convertible Debt [Member]
Derivative [Line Items]
Derivative liabilities		$ 67,352	$ 71,497	$ 67,352	$ 71,497	$ 146,368	$ 172,393
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative liabilities, measurement input		178.5		178.5
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liabilities, measurement input						158.7
Expected term						2 years 9 months 18 days
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liabilities, measurement input						167.6
Expected term						2 years 6 months 18 days
Measurement Input, Discount Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liabilities, measurement input						5.23
Measurement Input, Discount Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liabilities, measurement input						4.66
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liabilities, measurement input		0		0		0
Measurement Input, Expected Term [Member]
Derivative [Line Items]
Expected term		2 years 18 days		2 years 18 days
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative liabilities, measurement input		4.69		4.69
Measurement Input, Exercise Price [Member]
Derivative [Line Items]
Derivative liabilities, measurement input | $ / shares		20		20
Measurement Input, Exercise Price [Member] | Share-Based Payment Arrangement, Option [Member]
Derivative [Line Items]
Derivative liabilities, measurement input | $ / shares		1		1